Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' equity
13.	Shareholders’ equity

Ordinary shares

Sentage Holdings was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on September 16, 2019. The original authorized number of Ordinary Shares was 50,000 shares with par value of $1.00 per share and 10,000 shares were issued and outstanding. On September 2, 2020, the Company amended its Memorandum of Association to subdivide the authorized shares from 50,000 shares at par value of $1.00 per share to 50,000,000 shares of Ordinary Shares with par value of $0.001 per share, and subdivide the already issued 10,000 shares to 10,000,000 shares at par value of $0.001 per share As a result of this forward split, there is a total of 10,000,000 Ordinary Shares issued and outstanding. The issuance of these 10,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On July 8, 2021, the Company completed the initial public offering (“IPO”) of 4,000,000 Ordinary Shares at a price of $5.00 per share to the public for a total of US$20,000,000 of gross proceeds.

Restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Sentage WFOE and the VIEs are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Sentage WFOE and VIEs from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2021 and 2020, restricted net assets of Sentage WFOE and VIEs amounted to $16,612,003 and $790,447, respectively.